Income Taxes - Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Federal taxes at statutory rate	21.00%	21.00%
State and local taxes, net of federal benefit	(0.70%)	0.20%
Tax credit carryforward generated	1.80%	1.90%
Change in unrealized gains on marketable securities	(0.60%)	0.00%
Valuation allowance	(21.40%)	(13.70%)
Nondeductible change in fair value of SAFE	(8.00%)	(9.00%)
Transaction costs	2.10%	0.00%
Interest expense	1.60%	0.00%
Stock-based compensation	3.80%	0.00%
Other differences	(0.50%)	(0.40%)
Effective Income Tax Rate	(0.90%)	0.00%